UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Intermediate Municipal Income ETF (TAXE)

Principal Listing Exchange: Nasdaq Stock Market LLC

This annual shareholder report contains important information about Intermediate Municipal Income ETF (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Municipal Income ETF	$25	0.24%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended October 31, 2025, as solid investor demand absorbed record levels of tax-exempt bond issuance during the period. Fixed income performance was supported by Federal Reserve rate cuts,   falling Treasury yields across most of the curve, and generally resilient economic data.

  Compared with the style-specific Bloomberg Municipal 1–15 Year Blend (1–17) Bond Index, security selection within the revenue-backed sector helped relative performance, led by selection decisions in airports, hospitals, and housing. Interest rate management also added value, supported by the fund’s longer-than-benchmark average duration profile and the coupon payments generated by the portfolio’s holdings.

  Conversely, security selection in the revenue-backed toll road subsector detracted from relative performance. Asset allocation at the broad sector level also hurt results due to the portfolio’s overweight to cash equivalents along with an underweight to prerefunded bonds.

  The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. We maintained a preference for revenue bonds over general obligation debt as a result of our concerns about the fiscal challenges and political uncertainty that many state and local governments face, with overweight allocations to airport, housing, and hospital revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
7/9/24	10,000	10,000	10,000
10/31/24	10,126	10,099	10,106
1/31/25	10,229	10,174	10,196
4/30/25	10,157	10,020	10,103
7/31/25	10,294	10,068	10,263
10/31/25	10,685	10,520	10,594

202505-4541202, 202512-4881047

ETF1133-052 12/25

Average Annual Total Returns

Fund	1 Year	Since Inception 7/9/24
Intermediate Municipal Income ETF (Based on Net Asset Value)	5.52%	5.18%
Bloomberg Municipal Bond Index (Regulatory Benchmark)	4.17%	3.94%
Bloomberg Municipal 1-15 Year Blend (1-17) Bond Index (Strategy Benchmark)	4.83%	4.50%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)). The fund’s total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$91,801
  Number of Portfolio Holdings296
  Investment Advisory Fees Paid (000s)$113
  Portfolio Turnover Rate137.1%

What did the fund invest in?

State Allocation (as a % of Net Assets)

Texas	11.2%
New York	9.0
Virginia	6.3
Georgia	6.2
Colorado	6.2
California	5.5
Maryland	5.3
Alabama	4.2
Arizona	4.1
Other	42.0

Industry Allocation (as a % of Net Assets)

Transportation	21.7%
Health Care	13.8
General Obligations - Local	12.2
Housing	9.8
Special Tax	6.9
Education	6.8
Electric	6.1
General Obligations - State	5.3
Water & Sewer	3.2
Other	14.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Intermediate Municipal Income ETF (TAXE)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Principal Listing Exchange: Nasdaq Stock Market LLC

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$36,541
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2025
T. ROWE PRICE
TAXE	Intermediate Municipal Income ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended	7/9/24(1) Through
	10/31/25	10/31/24
NET ASSET VALUE
Beginning of period	$ 50.07	$ 50.00
Investment activities
Net investment income(2)(3)	1.87	0.57
Net realized and unrealized gain/loss	0.82	0.06
Total from investment activities	2.69	0.63
Distributions
Net investment income	(1.76)	(0.56)
NET ASSET VALUE
End of period	$ 51.00	$ 50.07
Ratios/Supplemental Data
Total return, based on NAV(3)(4)	5.52%	1.26%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.24%	0.24%(5)
Net expenses after waivers/payments by Price Associates	0.24%	0.24%(5)
Net investment income	3.79%	3.58%(5)
Portfolio turnover rate	137.1%	91.6%
Net assets, end of period (in thousands)	$ 91,801	$ 22,531

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

October 31, 2025
PORTFOLIO OF INVESTMENTS‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 99.3%
ALABAMA 4.2%
Black Belt Energy Gas District, 4.00%, 6/1/51 (Tender 12/1/31)	1,000	1,033
Black Belt Energy Gas District, Series A, VRDN, 5.25%, 1/1/54 (Tender 10/1/30)	140	151
Southeast Alabama Gas Supply Dist., Series B, VRDN, 5.00%, 6/1/49 (Tender 5/1/32)	955	1,034
Southeast Energy Auth., A Cooperative Dist., Series A, VRDN, 4.00%, 11/1/51 (Tender 10/1/28)	340	348
Southeast Energy Auth., A Cooperative Dist., Series A-1, 5.50%, 1/1/53 (Tender 12/1/29)	100	108
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 4.00%, 12/1/51 (Tender 12/1/31)	400	412
Southeast Energy Auth., A Cooperative Dist., Series B-1, VRDN, 5.00%, 5/1/53 (Tender 8/1/28)	705	734
		3,820
ALASKA 0.2%
Alaska Housing Finance, Series A, 2.15%, 6/1/31	195	180
		180
ARIZONA 4.1%
Arizona IDA, Series A, 5.00%, 11/1/29	240	255
Arizona IDA, Series A, 4.00%, 11/1/27	180	180
Arizona IDA, Series A, 4.00%, 7/15/40 (1)	100	90
Arizona IDA, Series A, 4.50%, 7/15/29 (1)	200	194
Arizona IDA, Series A, 5.00%, 11/1/34	215	236
Chandler IDA, Series 2022-2, VRDN, 5.00%, 9/1/52 (Tender 9/1/27) (2)	295	300
Phoenix Civic Improvement, 5.00%, 7/1/31 (2)	500	525
Phoenix Civic Improvement, 5.00%, 7/1/33 (2)	325	339
Phoenix Civic Improvement, Series A, 5.00%, 7/1/33 (2)	445	458
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/31	30	31

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/33	100	103
Phoenix IDA, Downtown Phoenix Student Housing, Series A, 5.00%, 7/1/27	265	270
Salt River Project Agricultural Improvement & Power Dist., Series A, 5.00%, 1/1/37	500	520
Salt Verde Financial, 5.00%, 12/1/37	200	219
		3,720
CALIFORNIA 5.5%
California Community Choice Fin. Auth., Green Bond Energy Project, Series 2024H, VRDN, 5.00%, 1/1/56 (Tender 8/1/33)	200	223
California Community Choice Fin. Auth., Green Bond Energy Project, Series E-1, VRDN, 5.00%, 2/1/55 (Tender 9/1/32)	500	542
California Infrastructure & Economic Dev. Bank, Series A, 3.25%, 8/1/29	450	455
California Municipal Fin. Auth., 5.00%, 5/15/37	250	259
California Municipal Fin. Auth., 4.625%, 9/1/35	100	102
California Municipal Fin. Auth., Series A, 5.125%, 11/1/40 (1)	250	259
California Municipal Fin. Auth., Series A, 4.325%, 11/20/40	200	201
California School Fin. Auth., Series A, 5.00%, 7/1/27 (1)	100	103
California School Fin. Auth., Series A, 5.00%, 7/1/28 (1)	100	104
California Statewide CDA, Series A, 5.00%, 5/15/30	220	227
California Statewide CDA, Series A, 5.00%, 9/2/39	330	350
California Statewide CDA, Series B, 5.00%, 9/2/33	215	235
California Statewide CDA, Loma Linda Univ. Medical Center, Series A, 5.00%, 12/1/28 (1)	225	235
California Statewide CDA, Statewide Community Infrastructure Program, Series 2024C-1, 5.00%, 9/2/30	100	107
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender 8/1/35)	75	83
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/32 (2)	200	225
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/35 (2)	150	164
Los Angeles Dept. of Airports, Series B, 5.00%, 5/15/29 (2)	205	207

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Los Angeles Dept. of Airports, Series D, 5.00%, 5/15/35 (2)	140	154
Los Angeles Dept. of Airports, Series G, 5.00%, 5/15/29	225	241
Sacramento Airport System Revenue, Series C, 5.00%, 7/1/30 (2)	300	315
San Francisco City & County Airport Comm-San Francisco International Airport, Series A, 5.00%, 5/1/34 (2)	245	260
		5,051
COLORADO 6.2%
Colorado, 6.00%, 12/15/39	270	315
Colorado, 6.00%, 12/15/38	385	452
Colorado, 6.00%, 12/15/41	1,220	1,404
Colorado, Series A, GO, 5.00%, 9/1/31	300	315
Colorado, Series A, 5.00%, 12/15/29	170	182
Colorado HFA, Series A, 5.00%, 5/15/37	500	550
Colorado HFA, Series A-1, VRDN, 5.00%, 11/15/58 (Tender 11/15/28)	160	170
Colorado HFA, Series B, VRDN, 5.00%, 5/15/62 (Tender 8/17/26)	165	167
Colorado HFA, Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)	220	221
Denver City & County Airport, Series A, 5.00%, 12/1/29 (2)	1,445	1,530
E-470 Public Highway Auth., Series A, 5.00%, 9/1/40	345	383
		5,689
CONNECTICUT 1.8%
Connecticut, Series A, 5.00%, 3/15/41	200	223
Connecticut, Series B, 5.00%, 11/15/31	455	516
Connecticut, Series G, 5.00%, 11/15/39	425	480
Connecticut HEFA, Hartford Univ., Series N, 5.00%, 7/1/31	95	96
Connecticut Housing Finance Auth., Series F-1, 3.20%, 11/15/33	325	323
Connecticut State HEFA, Series F, 5.00%, 7/1/27	15	15
		1,653

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
DELAWARE 1.0%
Delaware Economic Dev. Auth., Series A, 3.60%, 1/1/31	100	103
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/31	400	414
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43	25	25
Kent County, Series A, 5.00%, 7/1/32	375	380
		922
DISTRICT OF COLUMBIA 2.9%
District of Columbia, Series A, 5.00%, 7/1/42	155	154
District of Columbia Income Tax Revenue, Series A, 5.00%, 6/1/31	100	113
District of Columbia Water & Sewer Auth., Series A, 5.00%, 10/1/44	230	245
District of Columbia, Georgetown Univ., 5.00%, 4/1/36	150	153
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%, 7/1/37	165	166
Metropolitan Washington Airports Auth., 5.00%, 10/1/34 (2)	220	226
Metropolitan Washington Airports Auth., Series 2016A, 5.00%, 10/1/31 (2)	25	25
Metropolitan Washington Airports Auth., Series 2022A, 5.00%, 10/1/31 (2)	285	315
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/38 (2)	390	425
Metropolitan Washington Airports Auth., Series A, 5.00%, 10/1/35 (2)	500	506
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, Series A, 5.00%, 10/1/36	285	299
		2,627
FLORIDA 3.8%
Alachua County HFA, Series B-1, 5.00%, 12/1/34	445	468
Florida Dev. Fin., Series A, 5.00%, 2/15/31	175	177
Florida Dev. Fin., Series A, 5.00%, 2/15/38	240	241
Florida Municipal Power Agency, Series A, 5.00%, 10/1/28	335	342
Florida Municipal Power Agency, Series A, 5.00%, 10/1/35	235	266

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Hillsborough County Aviation Auth., Series B, 5.00%, 10/1/36 (2)	620	693
Miami-Dade County Aviation Revenue, 5.00%, 10/1/27	480	489
Miami-Dade County Aviation Revenue, Series A, 5.00%, 10/1/34 (2)	500	564
Sarasota County HFA, Series A, 5.00%, 1/1/42	30	30
Sarasota County HFA, Southwest Florida Retirement Centre, Series A, 5.00%, 1/1/37	200	201
		3,471
GEORGIA 6.2%
Atlanta Dept. of Aviation, Series B-1, 5.25%, 7/1/42 (2)	100	108
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/29 (2)	500	535
Atlanta Dept. of Aviation, Series C, 5.00%, 7/1/34 (2)	875	957
Atlanta Dev. Auth., Series A, 5.25%, 7/1/40 (1)	125	128
Atlanta, Water & Wastewater Revenue, 5.00%, 11/1/37 (3)	500	572
Burke County Dev. Auth, Series 2013, VRDN, 3.375%, 11/1/53 (Tender 3/12/27)	95	95
Burke County Dev. Auth, Series 2nd, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	200	201
Burke County Dev. Auth, Series 4th, VRDN, 3.80%, 10/1/32 (Tender 5/21/26)	205	206
Burke County Dev. Auth., PCR, Georgia Power Plant Vogtle Project, Series 2, VRDN, 3.30%, 12/1/49 (Tender 8/21/29)	220	221
George L Smith II Congress Center Auth., Series A, 2.375%, 1/1/31	135	126
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54 (Tender 12/1/31)	800	861
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53 (Tender 6/1/31)	250	269
Monroe County Dev. Auth., 3.35%, 11/1/48 (Tender 3/27/30)	150	151
Monroe County Dev. Auth., Series REMK, 3.875%, 10/1/48 (Tender 3/6/26)	145	145
Municipal Electric Auth. of Georgia, Series 2024A, 5.00%, 1/1/30	330	358
Municipal Electric Auth. of Georgia, Series A, 5.00%, 1/1/36	700	758
		5,691

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
HAWAII 0.2%
Hawaii Airports System Revenue, Series D, 5.00%, 7/1/40	200	225
		225
IDAHO 0.8%
Idaho HFA, Series A, 5.00%, 3/1/30	200	219
Idaho HFA, Series D, 5.50%, 12/1/26	500	501
		720
ILLINOIS 2.7%
Chicago Midway Int'l Airport, Series C, 5.00%, 1/1/30 (2)	220	235
Chicago O'Hare Int'l Airport, Series A, 5.00%, 1/1/33	165	169
Chicago O'Hare Int'l Airport, Series C, 5.00%, 1/1/28	265	266
Chicago O'Hare Int'l. Airport, Senior Lien, Series C, 5.00%, 1/1/27 (2)	75	77
Illinois, Series A, GO, 5.00%, 10/1/30	215	227
Illinois, Series A, 5.00%, 3/1/29	295	315
Illinois, Series B, GO, 5.00%, 10/1/32	425	447
Illinois Fin. Auth., 5.00%, 7/1/37	75	80
Illinois Fin. Auth., Series A, 5.00%, 5/15/32	275	281
Illinois Fin. Auth., Series B, VRDN, 4.00%, 7/15/55	300	300
Illinois Fin. Auth., Series B, 5.00%, 10/1/44 (1)	100	99
		2,496
INDIANA 0.5%
Indiana Fin. Auth., Series A, 5.00%, 9/15/26	250	252
Indiana Fin. Auth., Series D, VRDN, 5.00%, 10/1/63 (Tender 10/1/31)	200	221
		473
KENTUCKY 0.4%
Kentucky Economic DFA, Owensboro Medical Health, Series A, 5.00%, 6/1/26	60	60
Kentucky Public Energy Auth., Series A-1, VRDN, 5.00%, 5/1/55	100	106

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Kentucky Public Energy Auth., Series A-1, 4.00%, 8/1/52 (Tender 8/1/30)	175	180
		346
LOUISIANA 1.1%
Louisiana Local Gov't Environmental Facilities & CDA, 3.50%, 11/1/32	550	542
Saint John the Baptist Parish, Marathon Oil, Series 2017B-2, VRDN, 2.375%, 6/1/37 (Tender 7/1/26)	75	75
Saint John the Baptist Parish, Marathon Oil, Series A-1, VRDN, 4.05%, 6/1/37 (Tender 7/1/26)	25	25
Saint John the Baptist Parish, Marathon Oil, Series A-3, VRDN, 2.20%, 6/1/37 (Tender 7/1/26)	210	209
Saint John the Baptist Parish, Marathon Oil, Series C, VRDN, 3.30%, 6/1/37 (Tender 7/3/28)	175	177
		1,028
MARYLAND 5.3%
Anne Arundel County, 5.00%, 10/1/37	1,000	1,163
Baltimore, 3.625%, 1/1/37	70	68
Baltimore City, Convention Center Hotel, 5.00%, 9/1/31	75	76
Maryland CDA, Series A, 1.75%, 3/1/30	495	462
Maryland CDA, Series B, 3.00%, 9/1/34	50	48
Maryland CDA, Series C-2, 3.70%, 1/1/29	50	51
Maryland CDA, Series D-2, 3.30%, 1/1/29	250	252
Maryland DOT, 2.50%, 10/1/33	250	237
Maryland Economic Dev., 5.00%, 7/1/29	185	189
Maryland Economic Dev., Bowie State Univ. Project, 4.00%, 7/1/35	250	242
Maryland Economic Dev., Ports America Chesapeake, Series A, 5.00%, 6/1/35	220	227
Maryland HHEFA, Series A, 5.00%, 7/1/34	375	397
Maryland HHEFA, Series A, 5.50%, 1/1/26	40	40
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/28	50	52
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/30	115	118
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/27	130	132

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/36	155	163
Rockville, Series A1, 5.00%, 11/1/30	90	91
Rockville, Series A-2, 5.00%, 11/1/32	25	25
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27	50	49
Washington Suburban Sanitary Commission, 2.00%, 12/1/39	1,000	764
		4,846
MASSACHUSETTS 0.8%
Massachusetts, Series A, 5.00%, 4/1/42	500	552
Massachusetts DFA, CHF Merrimack, Series A, 4.25%, 7/1/34 (1)	100	102
Massachusetts HFA, Series B-3, 3.55%, 12/1/29	100	101
		755
MICHIGAN 3.6%
Great Lakes Water Auth. Sewage Disposal System Revenue, Series A, 5.00%, 7/1/37	685	775
Great Lakes Water Auth. Water Supply System Revenue, Series A, 5.00%, 7/1/38	1,000	1,120
Michigan Fin. Auth., 5.00%, 11/15/32	55	56
Michigan Fin. Auth., 5.00%, 11/15/37	50	51
Michigan State HFA, Series B-1, VRDN, 5.00%, 8/15/55 (Tender 6/1/32)	605	665
Michigan State Housing Dev. Auth., 2.70%, 10/1/43 (Tender 10/1/28)	175	172
Michigan State Housing Dev. Auth., Series A-1, 3.55%, 10/1/31	275	275
Michigan Trunk Line Revenue, Series A, 5.00%, 11/15/35	170	190
		3,304
MINNESOTA 0.1%
Minnesota, Series B, 5.00%, 8/1/37	115	131
		131

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
MISSISSIPPI 0.0%
Warren County, Int'l Paper, 4.00%, 9/1/32	25	26
		26
NEBRASKA 0.2%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53 (Tender 10/1/29)	175	185
		185
NEVADA 0.2%
Reno, 5.00%, 6/1/28 (1)	100	103
Sparks Tourism Improvement District No. 1, 3.875%, 6/15/28 (4)	100	100
		203
NEW HAMPSHIRE 0.1%
National Fin. Auth., Series 2025-1, 4.086%, 1/20/41	50	50
		50
NEW JERSEY 0.7%
New Jersey Economic Dev. Auth., 5.00%, 11/1/45 (4)	100	100
New Jersey Economic Dev. Auth., DRP Urban Renewal, 6.375%, 1/1/35 (1)(2)	100	104
New Jersey EFA, Stevens Institute of Technology International, Series A, 5.00%, 7/1/33	100	108
New Jersey Transportation Trust Fund Auth., Series A, 5.00%, 12/15/34	290	307
		619
NEW YORK 9.0%
New York City Housing Dev., Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)	300	301
New York City Housing Dev., Series C1A, 3.50%, 11/1/33	315	316
New York City Housing Dev., Series C-2, VRDN, 3.75%, 5/1/65 (Tender 7/2/29)	100	101
New York City Housing Dev., Series D, VRDN, 4.30%, 11/1/63 (Tender 11/1/28)	800	816

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New York City Housing Dev., Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)	300	301
New York City Housing Dev., Series I, 2.15%, 11/1/33	50	45
New York City Housing Dev., Series K, 3.95%, 11/1/43	200	194
New York City Transitional Fin. Auth., Series F-1, 5.00%, 11/1/38	730	827
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series A-1, 5.00%, 11/1/36	175	201
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series C-1, 5.00%, 2/1/37	300	329
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series E, 5.00%, 11/1/36	250	287
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.00%, 11/1/44	250	268
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series H-1, 5.25%, 11/1/45	50	54
New York Mortgage Agency Homeowner Mortgage Revenue, Series 232, 2.10%, 4/1/31 (2)	610	555
New York NY, Series B1, 5.00%, 10/1/31	585	636
New York State Dormitory Auth., 5.00%, 12/1/37 (1)	100	97
New York State Dormitory Auth., Series A, 5.00%, 3/15/43	500	540
New York State Dormitory Auth., Series A, 5.00%, 3/15/36	1,075	1,176
New York State HFA, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)	100	102
New York State HFA, Series D-2, 3.375%, 5/1/65 (Tender 11/1/31)	125	125
New York Transportation Dev., 5.25%, 6/30/38 (2)	120	130
New York Transportation Dev., JFK NTO, 6.00%, 6/30/42 (2)	100	111
Port Auth. of New York & New Jersey, Series 214TH, 5.00%, 9/1/30 (2)	180	193
Port Auth. of New York & New Jersey, Series 226, 5.00%, 10/15/38 (2)	355	377
Southold Local Dev., Peconic Landing at Southold Project, 3.50%, 12/1/30	15	15
State of New York Mortgage Agency Homeowner Mortgage Revenue, Series 262, 3.75%, 4/1/26 (2)	200	200
		8,297

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
NORTH CAROLINA 2.3%
Cape Fear Public Utility Auth. Water & Service Revenue, 5.00%, 4/1/40	150	168
Durham Housing Auth., 500 East Main, VRDN, 3.625%, 4/1/29 (Tender 4/1/28)	85	86
Guilford, 5.00%, 3/1/37	480	559
North Carolina Medical Care Commission, Series A, 3.50%, 7/1/26	100	97
North Carolina Medical Care Commission, Lutheran Services for Aging, Series C, 4.00%, 3/1/31	250	251
North Carolina Medical Care Commission, Penick Village, Series A, 5.00%, 9/1/34	150	159
North Carolina Medical Care Commission, Salemtowne, 5.25%, 10/1/37	335	335
North Carolina Medical Care Commission, Salemtowne Project, 5.375%, 10/1/45	35	33
North Carolina Municipal Power Agency #1, Series A, 5.00%, 1/1/28	430	431
		2,119
OHIO 0.2%
Norwood OH, 4.375%, 12/1/30	140	141
		141
OKLAHOMA 1.0%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43	500	545
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/40	340	379
		924
PENNSYLVANIA 0.5%
Pennsylvania State University, Series A, 5.00%, 9/1/39	250	284
Philadelphia Airport Revenue, Series B, 5.00%, 7/1/35 (2)	185	189
		473
PUERTO RICO 3.5%
Puerto Rico Commonwealth, Series A1, GO, 5.625%, 7/1/29	330	352

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Series A1, GO, 5.75%, 7/1/31	723	802
Puerto Rico Commonwealth, Series A1, GO, 4.00%, 7/1/35	250	246
Puerto Rico Commonwealth, Series CW, GO, Zero Coupon, 11/1/43 (5)	506	324
Puerto Rico Sales Tax Fin., Restructured, Series A1, Zero Coupon, 7/1/33	44	33
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 0.01%, 7/1/31	72	59
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero Coupon, 7/1/29	297	263
Puerto Rico Sales Tax Fin., Restructured, Series A2, 4.329%, 7/1/40	809	784
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%, 7/1/40	320	317
		3,180
SOUTH CAROLINA 1.8%
South Carolina Jobs-Economic Dev. Auth, Series A, 5.25%, 11/1/42	50	55
South Carolina Jobs-Economic Dev. Auth, Series A, 5.00%, 12/1/35 (4)	250	257
South Carolina Jobs-Economic Dev. Auth., Prisma Health Obligated Group, Series A, 5.00%, 5/1/32	155	163
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45	320	335
South Carolina Public Service Auth., Series B, 5.00%, 12/1/40 (6)	220	243
South Carolina Public Service Auth. Revenue, Series E, 5.50%, 12/1/39	450	502
South Carolina State Housing Fin. & Dev. Auth., Series B, 5.00%, 7/1/29	50	54
		1,609
SOUTH DAKOTA 0.2%
South Dakota Health & EFA, Series C-2, 5.00%, 11/1/51 (Tender 11/1/32)	200	220
		220

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
TENNESSEE 1.5%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation Group, Series A, 5.00%, 7/1/37	90	93
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac. Board, Series A, 5.00%, 7/1/35	180	182
Tennessee Energy Acquisition, Series A, 5.00%, 12/1/35	1,000	1,088
		1,363
TEXAS 11.2%
Austin Convention Enterprises, Series A, 5.00%, 1/1/34	55	56
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/27	35	35
Austin Convention Enterprises, Convention Center, Series A, 5.00%, 1/1/28	130	131
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27	1,000	1,003
Central Texas Regional Mobility Auth. Revenue, 5.00%, 1/1/27	390	391
Central Texas Turnpike System, Series A, 5.00%, 8/15/37	375	420
Central Texas Turnpike System, Series A, 5.00%, 8/15/38	500	556
Clifton Higher Education Finance, 5.00%, 4/1/41	375	402
Clifton Higher Education Finance, Series A, 5.00%, 2/15/37	500	551
Clifton Higher Education Finance, Series A, 5.00%, 2/15/31	1,250	1,375
Conroe Independent School Dist., 5.00%, 2/15/38	705	802
Cypress-Fairbanks Independent School District, Series B, 5.00%, 2/15/36	250	285
Georgetown Independent School District, 5.50%, 2/15/38	500	592
Harris County Cultural Education Facilities Fin., Series B, 5.00%, 7/1/37	620	699
Hidalgo County Regional Mobility Auth., Series A, 4.00%, 12/1/41	400	370
Houston Airport, Series B, 5.50%, 7/15/35 (2)	100	111
Houston Independent School Dist., Series A, 5.00%, 2/15/27	530	533
Mission Economic Dev.,Graphic Packaging Int'l, VRDN, 5.00%, 12/1/64 (Tender 6/1/30) (2)	290	302

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
New Hope Cultural Education Facilities Fin., 5.00%, 1/1/27 (4)	250	253
North East Texas Regional Mobility Auth., Series A, 5.00%, 1/1/39	100	110
North Texas Tollway Auth., Series A, 5.00%, 1/1/27	205	206
Port of Beaumont Navigation District, Series A, 5.125%, 1/1/44 (1)	100	98
Tarrant County Cultural Education Facilities Fin., Series E, 5.00%, 11/15/52 (Tender 5/15/26)	315	317
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%, 1/1/55 (Tender 1/1/34)	295	325
Texas Private Activity Bond Surface Transportation, Series 2019-A, 5.00%, 12/31/36	75	79
Texas Private Activity Bond Surface Transportation, Series 2023, 5.50%, 6/30/42 (2)	160	167
Waller Consolidated Independent School District, 5.00%, 2/15/41	125	137
		10,306
UTAH 1.6%
Salt Lake City Airport, Series A, 5.25%, 7/1/39 (2)	425	465
Salt Lake City Airport, Series A, 5.00%, 7/1/34 (2)	250	261
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (2)	350	363
Univ. of Utah, Series B, 5.00%, 8/1/34	345	391
		1,480
VIRGINIA 6.3%
Fairfax County IDA, Series A, 5.00%, 5/15/31	285	288
Fairfax County IDA, Inova Health System Project, 5.00%, 5/15/35	1,000	1,119
Farmville IDA, 5.375%, 7/1/53 (Tender 7/1/43) (6)	500	532
Halifax County IDA, Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)	140	142
Henrico County Economic Dev. Auth., 4.00%, 10/1/33	100	102
Henrico County Economic Dev. Auth., Series C, 4.00%, 12/1/32	115	116
Lynchburg Economic Dev. Auth., Series A, 5.00%, 1/1/27	225	230

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
Newport News Economic Dev. Auth., 3.50%, 12/1/29	50	50
Prince William County IDA, 5.00%, 1/1/26	75	75
Prince William County IDA, 5.00%, 1/1/31	150	151
Virginia College Building Auth., Series A, 5.00%, 2/1/41	250	273
Virginia Housing Dev. Auth., Series B, 2.80%, 3/1/37	510	454
Virginia Housing Dev. Auth., Series B, 3.80%, 6/1/31	135	138
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/32	160	169
Virginia Small Business Fin. Auth., Series A, 5.00%, 1/1/35	175	184
Virginia Small Business Fin. Auth., Elizabeth River Crossings, 4.00%, 7/1/32 (2)	235	240
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 1/1/32 (2)	325	353
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 4.00%, 7/1/39 (2)	775	756
Virginia Small Business Fin. Auth., 95 Express Lanes Project, 5.00%, 7/1/32 (2)	380	412
		5,784
WASHINGTON 3.9%
Energy Northwest, Series 2023-A, 5.00%, 7/1/39	785	872
Energy Northwest, Series 2024-A, 5.00%, 7/1/39	500	564
Port of Seattle, Series A, 5.00%, 5/1/33 (2)	285	291
Port of Seattle WA, Series B, 5.00%, 7/1/36 (2)	200	224
Port of Seattle WA, Series B, 5.00%, 10/1/30 (2)	95	96
Washington, Series 2024-A, 5.00%, 8/1/39	255	283
Washington, Series R, 5.00%, 7/1/38	1,000	1,138
Washington State Housing Fin. Commission, Series A, 5.00%, 7/1/45 (1)(3)	100	102
		3,570
WEST VIRGINIA 0.5%
West Virginia Economic Dev. Auth., Commercial Metals, VRDN, 4.625%, 4/15/55 (Tender 5/15/32) (2)	250	254
West Virginia Hospital Fin. Auth., Series A, 5.00%, 6/1/27	115	116

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

	Par	$ Value
(Amounts in 000s)
West Virginia Hospital Fin. Auth., Series B, VRDN, 5.00%, 6/1/55 (Tender 6/1/33)	100	110
		480
WISCONSIN 3.2%
PFA, 5.00%, 11/15/38	75	80
PFA, Series A, 5.00%, 5/15/30 (1)	100	101
PFA, Series A, 5.00%, 6/15/39	100	108
PFA, Series A, 6.00%, 6/15/35 (1)	100	103
Wisconsin, Series 2, GO, 5.00%, 5/1/38	500	577
Wisconsin, Series B, 5.00%, 5/1/36	1,500	1,751
Wisconsin Housing & Economic Dev. Auth. Home Ownership Revenue, Series A, 3.25%, 9/1/26	240	240
		2,960
Total Municipal Securities (Cost $88,864)		91,137
Total Investments 99.3% of Net Assets (Cost $88,864)		$91,137

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,022 and represents 2.2% of net assets.
(2)	Interest subject to alternative minimum tax.
(3)	Insured by Build America Mutual Assurance Company
(4)	When-issued security.
(5)	Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board's Certified Fiscal Plan.
(6)	Insured by Assured Guaranty Incorporated

CDA	Community Development Administration/Authority
DFA	Development Finance Authority
DOT	Department of Transportation
EFA	Educational Facility Authority
GO	General Obligation
HEFA	Health & Educational Facility Authority

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

October 31, 2025
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $88,864)	$91,137
Interest and dividends receivable	1,218
Receivable for investment securities sold	278
Cash	65
Total assets	92,698
Liabilities
Payable for investment securities purchased	880
Investment management and administrative fees payable	17
Total liabilities	897
NET ASSETS	$91,801
Net Assets Consists of:
Total distributable earnings (loss)	$2,267
Paid-in capital applicable to 1,800,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	89,534
NET ASSETS	$91,801
NET ASSET VALUE PER SHARE	$51.00
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
10/31/25
Investment Income (Loss)
Interest income	$1,902
Expenses
Investment management and administrative expense	113
Miscellaneous expense	1
Total expenses	114
Net investment income	1,788
Realized and Unrealized Gain / Loss
Net realized loss on securities	(61)
Change in net unrealized gain / loss on securities	2,261
Net realized and unrealized gain / loss	2,200
INCREASE IN NET ASSETS FROM OPERATIONS	$3,988
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended	7/9/24 Through
	10/31/25	10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,788	$247
Net realized loss	(61)	(3)
Change in net unrealized gain / loss	2,261	12
Increase in net assets from operations	3,988	256
Distributions to shareholders
Net earnings	(1,764)	(247)
Capital share transactions*
Shares sold	68,292	22,522
Shares redeemed	(1,246)	—
Increase in net assets from capital share transactions	67,046	22,522
Net Assets
Increase during period	69,270	22,531
Beginning of period	22,531	-
End of period	$91,801	$22,531
*Share information (000s)
Shares sold	1,375	450
Shares redeemed	(25)	—
Increase in shares outstanding	1,350	450
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Intermediate Municipal Income ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund incepted on July 9, 2024. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.
Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on Nasdaq Stock Market LLC and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On October 31, 2025, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

NOTE  3  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities
The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $133,020,000 and $66,473,000, respectively, for the year ended October 31, 2025.
NOTE  4  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	October 31,	October 31,
	2025	2024
Tax-exempt income	$1,764	$247
At October 31, 2025, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$88,831
Unrealized appreciation	$2,374
Unrealized depreciation	(68)
Net unrealized appreciation (depreciation)	$2,306
At October 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$4
Undistributed tax-exempt income	21
Net unrealized appreciation (depreciation)	2,306
Loss carryforwards and deferrals	(64)
Total distributable earnings (loss)	$2,267
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.24% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,343,532 shares of the fund, representing 75% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price Intermediate Municipal Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Intermediate Municipal Income ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025 and the statement of changes in net assets and the financial highlights for the year ended October 31, 2025 and for the period July 9, 2024 (inception) through October 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year ended October 31, 2025 and the changes in its net assets and the financial highlights for the year ended October 31, 2025 and for the period July 9, 2024 (inception) through October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,764,000 which qualified as exempt-interest dividends

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

Liquidity Risk Management Program
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the

T. ROWE PRICE INTERMEDIATE MUNICIPAL INCOME ETF

period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

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1307 Point Street
Baltimore, Maryland 21231
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1133-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025